Vehicles and Equipment on Operating Leases	12 Months Ended
Mar. 31, 2014
Vehicles and Equipment on Operating Leases

9. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2013	2014
Vehicles	2,999,294	3,674,969
Equipment	104,351	129,029
Less - Deferred income and other	(65,634)	(94,438)

	3,038,011	3,709,560
Less - Accumulated depreciation	(749,238)	(808,764)
Less - Allowance for credit losses	(8,020)	(7,220)

Vehicles and equipment on operating leases, net	2,280,753	2,893,576

Rental income from vehicles and equipment on operating leases was ¥451,361 million, ¥476,935 million and ¥586,983 million for the years ended March 31, 2012, 2013 and 2014, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2015	554,040
2016	376,440
2017	159,207
2018	42,394
2019	11,535
Thereafter	7,530

Total minimum future rentals	1,151,146

The future minimum rentals as shown above should not be considered indicative of future cash collections.